Related party transactions	12 Months Ended
Jun. 30, 2021
Related party transactions
30. Related party transactions

30. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders’ Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of the Group’s Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Group’s senior management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The Company’s Senior Management is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The total remuneration paid to members of senior management for their functions consists of a fix salary that takes account of the manager’s backgrounds capacity and experience, plus an annual bonus based on their individual performance and the Group’s results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 29.

The aggregate compensation to the Senior Management for the year ended June 30, 2021 amounts to ARS 44.

Corporate Service Agreement with Cresud and IRSA CP

Considering that IRSA, Cresud and IRSA CP have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019.

Under this Framework Agreement, corporate services are currently provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Real Estate Business Administration, Directory to distribute Real Estate, HR Real Estate Business, Security, Corporate Legal Management, Corporate Environment, Technical Management Infrastructure and Services, Purchasing and Contracting, Management and Enabling, Investments, Government Affairs, Hotels, Fraud Prevention, Bolivar, Proxy, General Management to distribute, Directory Security.

Under this agreement, the companies entrusted to an external consultant the semi-annual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud, IRSA and IRSA CP to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hajes S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

In addition, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Vida S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as BHSA.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA’s Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, Cresud and IRSA CP.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as special vehicle for the development of “Museo de los Niños, Abasto” and “Museo de los Niños, Rosario”. On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2021 and 2020:

Item	June 30, 2021	June 30, 2020
Trade and other receivables	2,981	2,361
Investments in financial assets	1,575	2,414
Borrowings	(902)	(236)
Trade and other payables	(457)	(571)
Total	3,197	3,968
Related party	June 30, 2021	June 30, 2020	Description of transaction	Item
New Lipstick LLC	-	(116)	Loans obtained	Borrowings
	23	24	Reimbursement of expenses receivable	Trade and other receivable
Condor	550	365	Public companies securities	Trade and other receivable
	286	-	Loans granted	Trade and other receivable
	5	-	Others	Trade and other receivable
	48	39	Others	Investment in financial assets
IRSA Real Estate Strategies LP	-	174	Reimbursement of expenses receivable	Trade and other receivable
PBS Real Estate Holdings S.R.L	-	709	Reimbursement of expenses receivable	Trade and other receivable
Lipstick Management LLC	(160)	-	Loans obtained	Borrowings
Metropolitan 885 Third Av. LLC	(472)	-	Loans obtained	Borrowings
La Rural S.A.	73	110	Loans granted	Trade and other receivable
	204	306	Dividends	Trade and other receivable
	-	7	Leases and/or rights of use receivable	Trade and other payables
	(13)	-	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures	2	184	Reimbursement of expenses receivable	Trade and other receivable
	(36)	(41)	Loans obtained	Borrowings
	-	12	Management fees	Trade and other receivable
	6	126	Leases and/or rights of use receivable	Trade and other receivable
	(2)	-	Dividends	Trade and other receivable
	6	-	Reimbursement of expenses receivable	Trade and other receivable
	(105)	-	NCN	Borrowings
	(73)	-	Others	Trade and other payables
	24	-	Others	Trade and other receivable
	1	-	Share based payments	Trade and other payables
	(6)	-	Lease liabilities	Trade and other payables
	7	-	Loans granted	Trade and other receivable
	-	305	Dividends	Trade and other receivable
	-	(2)	Reimbursement of expenses payable	Trade and other payables
Total associates and joint ventures	368	2,202
Cresud	-	(5)	Reimbursement of expenses receivable	Trade and other payables
	13	-	Corporate services receivable	Trade and other payables
	(89)	(367)	NCN	Investment in financial assets
	1,527	2,375	Leases and/or rights of use receivable	Trade and other payables
	(144)	-	Management fee	Trade and other payables
	-	6
	-	(2)
	(3)	(5)	Share based payments	Trade and other payables
Total parent company	1,304	2,002
Futuros y Opciones S.A.	(95)	-	Loans obtained	Borrowings
	3	-	Others	Trade and other receivable
Helmir S.A.	(32)	-	NCN	Borrowings
Total subsidiaries of parent company	(124)	-
Directors	(126)	(190)	Fees for services received	Trade and other payables
	5	6	Advances	Trade and other receivable
Yad Levim LTD	1,609	-	Loans granted	Trade and other receivable
Others (1)	(1)	-	Leases and/or rights of use receivable	Trade and other receivable
	(2)	(79)	Loans obtained	Borrowings
	146	-	Others	Trade and other payables
	(1)	-	Management Fee	Trade and other payables
	19	27	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	1,649	(236)
Total at the end of the year	3,197	3,968

(1)	Includes CAMSA, Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños and BHN Vida S.A.

The following is a summary of the results with related parties for the years ended June 30, 2021, 2020 and 2019:

Related party	June 30, 2021	June 30, 2020	June 30, 2019	Description of transaction
BACS	78	77	81	Leases and/or rights of use
Manibil	-	-	45	Corporate services
BHN Vida S.A	15	-	-	Leases and/or rights of use
BHN Seguros Generales S.A.	6	-	-	Leases and/or rights of use
Helmir	96	-	-	Financial operations
Tarshop	-	-	89	Leases and/or rights of use
	-	-	2	Commissions
La Rural S.A.	(15)	-	56	Leases and/or rights of use
Other associates anf joint ventures	(3)	56	(2)	Financial operations
	(8)	14	51	Leases and/or rights of use
	-	(197)	45	Corporate services
Total associates and joint ventures	169	(50)	367
Cresud	36	29	56	Leases and/or rights of use
	(713)	(704)	(820)	Corporate services
	329	336	56	Financial operations
Total parent company	(348)	(339)	(708)
Directors	(845)	(613)	(721)	Fees and remunerations
Senior Management	(44)	(45)	(66)	Fees and remunerations
Taaman	-	-	69	Corporate services
Others (1)	(16)	-	2	Leases and/or rights of use
	(2)	-	(2)	Financial operations
	(53)	-	(2)	Donations
	-	(35)	-	Fees and remuneration
	(30)	(44)	-	Legal services
Total others	(990)	(737)	(720)
Total at the end of the year	(1,169)	(1,126)	(1,061)

(1)	It includes Isaac Elsztain e Hijos, CAMSA, Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

The following is a summary of the transactions with related parties for the years ended June 30, 2021 and 2020:

Related party	June 30, 2021	June 30, 2020	Description of the operation
Condor	-	48	Dividends received
Nuevo Puerto Santa Fe S.A.	-	57	Dividends received
Shufersal	-	601	Dividends received
Gav Yam	-	2,004	Dividends received
Emco	-	24	Dividends received
Total dividends received	-	2,734
Cresud	(176)	(539)	Dividends granted
Helmir	-	(33)	Dividends granted
Total dividends distribution	(176)	(572)
Quality	(30)	(71)	Capital contributions
Manibil	-	(131)	Capital contributions
IBC	-	(3,832)	Capitalized loan
Others (1)	(12)	(24)	Capital contributions
Total capital contributions	(42)	(4,058)
TGLT S.A.	-	2,094	Purchase and exchange of shares
Total other transactions	-	2,094

(1)	It includes Puerto Retiro S.A. and Gan Falah.